Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Provisions by Type

Provisions by type
	2017	2016
Reorganisation provisions	1,097	1,482
Other provisions	616	546

	1,713	2,028

Summary of Changes in Reorganisation Provisions

Changes in reorganisation provisions
	2017	2016
Opening balance	1,482	670
Additions	53	1,202
Unused amounts reversed	–58	–13
Utilised	–369	–365
Exchange rate differences	–1	–5
Other changes	–10	–7

Closing balance	1,097	1,482

Summary of Changes in Other Provisions

Changes in other provisions
	Litigation		Other		Total
	2017	2016	2017	2016	2017	2016
Opening balance	353	187	193	107	546	294
Additions	186	235	135	120	321	355
Unused amounts reversed	–90	–46	–73	–6	–163	–52
Utilised	–82	–28	–23	–19	–105	–47
Exchange rate differences	–3	–1	–8	–1	–11	–2
Other changes	1	6	27	–8	28	–2

Closing balance	365	353	251	193	616	546